CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
CONTINGENT LIABILITIES

29.         CONTINGENT LIABILITIES

In the normal course of its business activities, the company is subject to a number of claims and legal actions that may be made by customers, suppliers and others. While the final outcome with respect to actions outstanding or pending as at December 31, 2011 cannot be predicted with certainty, the company believes an adequate provision has been made, or the resolution will not have a material effect on the company’s consolidated financial position, earnings or cash flows. Legal costs incurred in connection with contingent liabilities were expensed as incurred. Although contingent liabilities may be significantly affected by the creditor protection proceedings entered into on January 31, 2012, the impact isn’t presently determinable. See Note 30, Subsequent events, for further detail on the creditor protection proceedings.

(a)        Claim for Return of Payments Made to Quebecor World (USA)

In September, 2011 the company settled the claim by Quebecor World (USA)’s (Quebecor) litigation trustee against it under the U.S. Bankruptcy Code seeking the return of approximately $18.8 million of alleged preferential payments made to the company by Quebecor in the ordinary course of their trade relationship during the 90-day period preceding Quebecor’s Chapter 11 filing in 2007. The net amount paid by the company in respect of the settlement was not material.

(b)          Claim for Certain Post-Retirement Benefits

The Communications, Energy and Paperworkers Union of Canada Locals 1, 76, 592 and 686 (the Locals), representing hourly employees at the company’s Powell River and Port Alberni mills, applied to the Labour Relations Board of B.C. for a declaration that the company is responsible for certain post-retirement medical and extended health benefits for some retired employees who were represented by the Locals and who retired from MacMillan Bloedel Limited (MB), now doing business as Weyerhaeuser Company Ltd. (Weyerhaeuser). Pacifica Papers Inc. (Pacifica) acquired the Powell River and Port Alberni mills from MB in 1998, and it was agreed as part of that transaction that MB would remain responsible for any benefits for eligible employees who retired prior to the acquisition by Pacifica of the mills. The company subsequently amalgamated with Pacifica in 2001. The Locals claim that the contractual relationships between the company, Pacifica and MB do not absolve the company (as successor to Pacifica) from any obligations which may exist in respect of certain post-retirement benefits and that the successorship provisions of the Labour Relations Code imposed any such possible obligations on Pacifica at the time Pacifica acquired the mills. The Labour Relations Board declined to rule on the Locals’ application or the company’s defense to the claim on the basis that this matter is a dispute under the collective agreement and, accordingly, a matter to be determined by arbitration. All four Locals filed grievances claiming that the company is responsible for these post-retirement benefits. The company does not agree with the Locals’ positions and has contested or will be contesting the grievances. Local 76’s claim was dismissed by an arbitrator on December 23, 2010. Local 686 advised the company on March 29, 2011 that Local 686 was withdrawing its claim. The other two grievances are at a preliminary stage and, as at February 29, 2012 have not been scheduled. Although the extent of the company’s liability for the remaining two claims remains unknown at this time, the company estimates that it would incur costs of between $1.0 million and $2.0 million annually to provide these additional benefits. In that case, it would seek indemnification from Weyerhaeuser.

(c)          Short-term Incentive Plan Benefit Claim

In May 2010, a salaried employee of the company commenced an action against the company in the Supreme Court of B.C. seeking a payment under the company's 2009 Short-term Incentive Plan and damages in connection with the reduction of certain employee benefits announced in November 2009 and certification of the action as a class proceeding on behalf of all salaried employees who were entitled to Short-term Incentive Plan payments and affected by the reduction in benefits.  The action was certified as a class proceeding on March 21, 2011 but only on behalf of those employees and former employees who have not provided the company with releases of the claims. The company intends to vigorously defend this action. Most of the company’s employees and applicable former employees have provided the company with written releases of these claims, leaving only a small number of employees and former employees who have not done so. Although it is not possible to determine the likelihood and extent of any potential liability for the remaining claims, the company does not expect to incur any additional material liability in connection with this claim.